Consolidated Balance Sheet (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Current Assets
Cash and cash equivalents	$ 838,317	$ 657,466
Accounts receivable, net (Note 1)	1,992,284	1,977,856
Inventories (Notes 1 and 6):
Finished products	576,291	584,683
Work in process	692,042	670,588
Raw materials	132,399	156,882
Inventory, Net, Total	1,400,732	1,412,153
Prepaid expenses	137,429	111,934
Deferred income taxes (Notes 1 and 4)	129,352	145,847
Total Current Assets	4,498,114	4,305,256
Plant and equipment (Note 1):
Land and land improvements	300,852	308,052
Buildings and building equipment	1,401,234	1,460,333
Machinery and equipment	3,051,684	3,112,810
Construction in progress	95,459	63,540
Property, Plant and Equipment, Gross, Total	4,849,229	4,944,735
Less accumulated depreciation	3,129,261	3,147,556
Property, Plant and Equipment, Net, Total	1,719,968	1,797,179
Investments and other assets (Note 1)	931,126	597,532
Intangible assets, net (Notes 1 and 7)	1,095,218	1,177,722
Goodwill (Notes 1 and 7)	2,925,856	3,009,116
Total Assets	11,170,282	10,886,805
Current Liabilities
Notes payable and long-term debt payable within one year (Notes 8 and 9)	225,589	75,271
Accounts payable, trade	1,194,684	1,173,851
Accrued payrolls and other compensation	463,889	467,043
Accrued domestic and foreign taxes	153,809	232,774
Other accrued liabilities	448,042	442,104
Total Current Liabilities	2,486,013	2,391,043
Long-term debt (Note 9)	1,503,946	1,691,086
Pensions and other postretirement benefits (Note 10)	1,909,755	862,938
Deferred income taxes (Notes 1 and 4)	88,091	160,035
Other liabilities	276,747	293,367
Total Liabilities	6,264,552	5,398,469
Shareholders' Equity
Serial preferred stock, $.50 par value, authorized 3,000,000 shares; none issued
Common stock, $.50 par value, authorized 600,000,000 shares; issued 181,046,128 shares in 2012 and 2011	90,523	90,523
Additional capital	640,249	668,332
Retained earnings	7,787,175	6,891,407
Accumulated other comprehensive (loss)	(1,415,900)	(450,990)
Treasury shares at cost: 31,415,530 in 2012 and 25,955,619 in 2011	(2,205,532)	(1,815,418)
Total Shareholders' Equity	4,896,515	5,383,854
Noncontrolling interests	9,215	104,482
Total Equity	4,905,730	5,488,336
Total Liabilities and Equity	$ 11,170,282	$ 10,886,805